Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2021
Investment in Joint Ventures and Associates [Abstract]
Disclosure of Investment in Joint Ventures and Associates
16. Investment in joint ventures and associates

	December 31, 2021	December 31, 2020
Rombo Cía. Financiera S.A.	776,230	1,142,853
BBVA Consolidar Seguros S.A.	680,317	672,261
Interbanking S.A.	319,835	249,690
Play Digital S.A. (1)	114,050	112,296
Openpay Argentina S.A.	146,685	—

TOTAL	2,037,117	2,177,100

(1)
On January 20, 2022, an irrevocable capital contribution on account of future subscription of shares was made to Play Digital S.A., amounting to 141,362. Such contribution was made in order to have working capital for the performance of activities. The Bank’s ownership interest as of the date of the contribution is 10.832% of the company.

The following table summarises the information related to the Bank’s material joint venture:

	Rombo Compañía Financiera S.A.
	December 31, 2021	December 31, 2020
Total Assets	14,085,807	14,119,790
Total Liabilities	12,145,233	11,262,657
Losses	916,558	521,615
Equity	1,940,574	2,857,133
Ownership interest	40%	40%